Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal	$ 1,054,708	$ 1,166,301
Unamortized discount and debt issuance costs	(10,438)	(1,696)
Total debt	1,044,270	1,164,605
Less: current portion	(151,761)	(174,047)
Non-current portion of long-term debt	892,509	990,558
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal	543,214	635,330
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Total principal	$ 511,494	$ 530,971